Contingencies, Commitments and Responsibilities - Schedule of Comprehensive Insurance Policy (Detail) - Orion Seguros Generales S.A. [member] $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Disclosure of subsidiaries [line items]
From	May 29, 2019
To	May 31, 2020
Amount (UF)	$ 5,000
Amount (UF)	$ 10,000